Average Annual Total Returns - First Trust Mid Cap Growth AlphaDEX Fund	First Trust Mid Cap Growth AlphaDEX Fund 1 Year	First Trust Mid Cap Growth AlphaDEX Fund 5 Years	First Trust Mid Cap Growth AlphaDEX Fund Since Inception	First Trust Mid Cap Growth AlphaDEX Fund Inception Date	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions 1 Year	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions 5 Years	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions Since Inception	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Mid Cap Growth AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	Nasdaq AlphaDEX® Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq AlphaDEX® Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq AlphaDEX® Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 600 Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Nasdaq US 600 Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq US 600 Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	32.57%	10.65%	10.80%	Apr. 19, 2011	32.42%	10.50%	10.66%	19.28%	8.39%	8.80%	33.60%	[1]	[1]	[1]	32.74%	[1]	[1]	[1]	26.29%	9.72%	10.78%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.